Note Payable - Schedule of Extinguishment of Debt (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Senior Convertible Promissory Note [Member]
Schedule of Extinguishment of Debt [Line Items]
Amortization of Note discount		$ 50	$ 54	$ 94